Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2011
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001318342
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 26, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug. 31, 2011
Liberty Street Horizon Fund (Prospectus Summary) | Liberty Street Horizon Fund | A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LSHAX
Liberty Street Horizon Fund (Prospectus Summary) | Liberty Street Horizon Fund | C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LSHCX
Liberty Street Horizon Fund (Prospectus Summary) | Liberty Street Horizon Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LSHUX